Shareholder Report, Holdings (Details)	May 31, 2026
SP Funds Dow Jones Global Sukuk ETF | KSA Sukuk Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
SP Funds Dow Jones Global Sukuk ETF | Perusahaan Penerbit SBSN Indonesia III [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
SP Funds Dow Jones Global Sukuk ETF | Isdb Trust Services NO 2 SARL [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
SP Funds Dow Jones Global Sukuk ETF | Saudi Electricity Sukuk Programme Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
SP Funds Dow Jones Global Sukuk ETF | SA Global Sukuk Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SP Funds Dow Jones Global Sukuk ETF | Suci Second Investment Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SP Funds Dow Jones Global Sukuk ETF | Sharjah Sukuk Program Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SP Funds Dow Jones Global Sukuk ETF | D.P. World Crescent Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SP Funds Dow Jones Global Sukuk ETF | KSA Ijarah Sukuk Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SP Funds Dow Jones Global Sukuk ETF | SRC Sukuk Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SP Funds Dow Jones Global Sukuk ETF | Sovereigns Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
SP Funds Dow Jones Global Sukuk ETF | Banks Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
SP Funds Dow Jones Global Sukuk ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
SP Funds Dow Jones Global Sukuk ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
SP Funds Dow Jones Global Sukuk ETF | Supranationals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
SP Funds Dow Jones Global Sukuk ETF | Integrated Oils Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds Dow Jones Global Sukuk ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SP Funds Dow Jones Global Sukuk ETF | Transportation & Logistics Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SP Funds Dow Jones Global Sukuk ETF | Consumer Finance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SP Funds Dow Jones Global Sukuk ETF | Exploration & Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SP Funds Dow Jones Global Sukuk ETF | Wireline Telecommunications Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SP Funds Dow Jones Global Sukuk ETF | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SP Funds Dow Jones Global Sukuk ETF | Pipeline Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SP Funds Dow Jones Global Sukuk ETF | Commercial Finance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SP Funds Dow Jones Global Sukuk ETF | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SP Funds Dow Jones Global Sukuk ETF | Power Generation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SP Funds Dow Jones Global Sukuk ETF | Wireless Telecommunications Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SP Funds Dow Jones Global Sukuk ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SP Funds S&P 500 Sharia Industry Exclusions ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Micron Technology, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Advanced Micro Devices, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Renewable Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
SP Funds S&P Global REIT Sharia ETF | Goodman Group - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
SP Funds S&P Global REIT Sharia ETF | Prologis, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
SP Funds S&P Global REIT Sharia ETF | Equinix, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
SP Funds S&P Global REIT Sharia ETF | Welltower, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
SP Funds S&P Global REIT Sharia ETF | Charter Hall Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SP Funds S&P Global REIT Sharia ETF | Mid-America Apartment Communities, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds S&P Global REIT Sharia ETF | Sun Communities, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds S&P Global REIT Sharia ETF | EastGroup Properties, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds S&P Global REIT Sharia ETF | Terreno Realty Corp. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds S&P Global REIT Sharia ETF | Weyerhaeuser Co. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds S&P Global REIT Sharia ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SP Funds S&P Global REIT Sharia ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
SP Funds S&P Global REIT Sharia ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%